Income Taxes (Details) - Schedule of income tax expenses - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of income tax expenses [Abstract]
Current income tax provision
Deferred income tax provision	328,146	(192,683)	(101,722)
Total income tax expense (benefit)	$ 328,146	$ (192,683)	$ (101,722)